36. Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity
36.	Equity
36.1.	Share capital (net of share issuance costs)

As of December 31, 2020 and 2019, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

36.1.1.	Accounting policy on share capital

Share capital comprises common shares and preferred shares. Incremental costs directly attributable to the issue of new shares (share issuance costs) are presented (net of tax) in shareholders’ equity as a deduction from the proceeds.

36.2.	Capital reserves

Capital reserve comprises treasury shares owned by Petrobras, in the amount of US$ 2, at December 31, 2020.

36.3.	Capital transactions
36.3.1.	Incremental costs directly attributable to the issue of shares

It includes any transaction costs directly attributable to the issue of new shares, net of taxes.

36.3.2.	Change in interest in subsidiaries

It includes any excess of amounts paid/received over the carrying value of the interest acquired/disposed. Changes in interests in subsidiaries that do not result in loss of control of the subsidiary are equity transactions.

36.3.3.	Treasury shares

Shares held in treasury in the amount of US$ 2, represented by 222,760 common shares and 72,909 preferred shares.

36.4.	Profit reserves
36.4.1.	Legal reserve

It represents 5% of the net income for the year, calculated pursuant to article 193 of the Brazilian Corporation Law.

36.4.2.	Statutory reserve

Appropriated by applying 0.5% of the year-end share capital and is retained to fund technology research and development programs. The balance of this reserve may not exceed 5% of the share capital, pursuant to article 56 of the Company’s bylaws.

36.4.3.	Tax incentives reserve

Government grants are recognized in the statement of income and are appropriated from retained earnings to the tax incentive reserve in the shareholders’ equity pursuant to article 195-A of Brazilian Corporation Law. This reserve may only be used to offset losses or increase share capital.

36.4.4.	Accounting policy on tax incentives reserve

A government grant is recognized when there is reasonable assurance that the grant will be received and the Company will comply with the conditions attached to the grant.

36.4.5.	Profit retention reserve

It Includes funds intended for capital expenditures, primarily in oil and gas exploration and development activities, as per the capital budget of the Company, pursuant to article 196 of the Brazilian Corporation Law.

36.5.	Distributions to shareholders

Pursuant to Brazilian Corporation Law, the Company’s shareholders are entitled to receive minimum mandatory dividends (and/or interest on capital) of 25% of the adjusted net income for the year in proportion to the number of common and preferred shares held by them.

To the extent the Company proposes dividend distributions, preferred shares have priority in dividend distribution, which is based on the highest of 3% of the preferred shares’ net book value or 5% of the preferred share capital. Preferred shares participate under the same terms as common shares in capital increases resulting from the capitalization of profit reserves or retained earnings. However, this priority does not necessarily grant dividend distributions to the preferred shareholders in the event of loss for a year.

The payment of dividends may be made only to preferred shareholders if the priority dividends absorb all the adjusted net income for the year or reach an amount equal to or greater than the mandatory minimum dividend of 25%.

The Company’s policy on distributions to shareholders defines that in the event of total debt lower than US$ 60,000, the Company may distribute to its shareholders 60% of the difference between net cash flow from operating activities and acquisition of PP&E and intangibles assets (except for signature bonuses paid for exploration of crude oil and natural gas). In the event of total debt exceeding US$ 60,000, the Company may distribute to its shareholders the minimum mandatory dividends provided for by relevant regulation and the Company’s bylaws.

In addition, on October 27, 2020, the Company’s Board of Directors approved the revision of the Shareholders Compensation Policy, in order to enable management to propose the payment of dividends according to the Company's cash generation, even when presenting losses in a fiscal year.

36.5.1.	Accounting policy on distributions to shareholders

Distributions to shareholders are made by means of dividends and interest on capital, determined in accordance with the limits defined in the Brazilian Corporation Law and in the Company’s bylaws. Interest on capital is a deductible expense in the income tax calculation, while is dividend is not deductible.

The dividends portion provided for in the bylaws or that represents the minimum mandatory dividends is recognized as a liability in the financial statements. Any excess must be maintained in shareholders' equity, as additional dividends proposed, until its approval on the Annual General Shareholders Meeting.

36.5.2.	Proposed dividends

Proposed distribution to shareholders sent by management for approval at the Annual General Shareholders Meeting, in the amount of US$ 1,977, includes the minimum mandatory dividend to preferred shareholders (US$ 849) and the additional dividends proposed (US$ 1,128) to ordinary shareholders, arising from the remaining portion of the net income for the year and the profit retention reserve, considering cash generation in the year and the Company's preserved financial sustainability.

Distributions to shareholders for 2019 amounted to US$ 2,687, most of it proposed as interest on capital, consistent with the minimum mandatory dividend of 25% of the adjusted income and withholding income tax rate of 15%.

36.5.3.	Dividends payable

As of December 31, 2020, the consolidated balance of dividends payable, within the consolidated statement of financial position, based on the 2020 earnings, is US$ 858 (US$ 1,558 as of December 31, 2019). Dividends payable attributable to shareholders of Petrobras amounts to US$ 849 as of December 31, 2020 (US$ 1,530 as of December 31, 2019), while dividends payable to non-controlling shareholders for US$ 9 (US$ 28 as of December 2019).

Dividends payment will be defined in the Annual General Shareholders Meeting, bearing interest at Selic rate (Brazilian short-term interest rate) since December 31, 2020.

36.6.	Earnings per share

		2020			2019				2018
	Common	Preferred	Total	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	651	490	1,141	5,791	4,360	10,151	4,093	3,080	7,173
Continuing operations	651	490	1,141	4,370	3,290	7,660	3,750	2,822	6,572
Discontinued operations	−	−	−	1,421	1,070	2,491	343	258	601
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.09	0.09	0.09	0.78	0.78	0.78	0.55	0.55	0.55
Continuing operations	0.09	0.09	0.09	0.59	0.59	0.59	0.50	0.50	0.50
Discontinued operations	−	−	−	0.19	0.19	0.19	0.05	0.05	0.05
Basic and diluted earnings per ADS equivalent - in U.S. dollars (*)	0.18	0.18	0.18	1.56	1.56	1.56	1.10	1.10	1.10
Continuing operations	0.18	0.18	0.18	1.17	1.17	1.17	1.00	1.00	1.00
Discontinued operations	−	−	−	0.39	0.39	0.39	0.10	0.10	0.10
(*) Petrobras' ADSs are equivalent to two shares.

Basic earnings per share are calculated by dividing the net income (loss) attributable to shareholders of Petrobras by the weighted average number of outstanding shares during the period.

Diluted earnings (losses) per share are calculated by adjusting the net income (loss) attributable to shareholders of Petrobras and the weighted average number of outstanding shares during the period taking into account the effects of all dilutive potential shares (equity instrument or contractual arrangements that are convertible into shares).

Basic and diluted earnings (losses) are identical as the Company has no potential shares in issue.